Incorporated herein by reference is a supplement to the prospectus of MFS Diversified Income Fund, a series of MFS Series Trust XIII (File No. 002-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Government Securities Fund, a series of MFS Series Trust XIII (File No. 002-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS New Discovery Value Fund, a series of MFS Series Trust XIII (File No. 002-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).